Transactions and Balances with Related Parties - Related party balances' analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties
Amounts payable	$ (530,030)	$ (659,974)
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Amounts payable	$ (530,030)	$ (659,974)